Finance Costs, Net - Schedule of Finance Costs, Net (Details) - CAD ($)		3 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Interest expenses (income)
Interest income		$ (51,472)	$ (109,807)	$ (334,751)		$ (223,594)		$ (40,251)
Gain on government grant liability modification				(252,874)		(4,332,173)
Gain on other loan settlement						(1,605,561)
Interest expense on term loan (Note 15)				3,048,079		2,016,587		1,830,360
Interest expense on lease liabilities		46,264	71,039	300,424		369,872		518,175
Interest expense on credit facility (Note 15)		1,058,697	1,166,622	4,827,753		4,843,390		3,630,814
Interest expense on convertible notes (Note 15)		2,515,667	1,204,228	7,814,330		1,067,932
Interest expense on bridge loans		1,619,281		477,776		138,347
Interest expense on short term liability		39,224		95,381
Interest expense on other loan (Note 15)						160,413		274,263
Accretion and remeasurement of government grant liability (Note 17)		60,460	61,980	271,088		74,335		(78,567)
Bridge loans issuance cost						350,000
SEPA commitment fee (Note 18)				512,775
Capitalized borrowing costs (Note 12)			(2,320,533)	(8,243,627)	[1]	(3,898,829)	[1]	(6,994,197)	[1]
Total		4,504,501	756,649	8,516,354		(1,039,281)		(859,403)
Loss (gain) on revaluation of instruments carried at fair value
Warrant liability (Note 16)				(1,117,069)
Bridge loan				1,201,379
Convertible loans	[2]							(6,089,300)
Contingent consideration payable	[3]							(1,265,043)
Credit facility								225,105
Conversion option (Note 15)				(5,637,321)		21,100
Total		5,602,056	(2,963,283)	(5,553,011)		21,100		(7,129,238)
Other
Loss (gain) on lease modification (Note 11)				(204,146)
Non-capitalizable financing costs		(723,719)		255,281
Modification of convertible loans (Note 15)	[2]			9,645				124,717
Net loss on debt extinguishments	[4]							454,092
Loss on exercise of conversion option				366,957
Bank charges		5,188	18,452	71,999		64,166		91,840
Foreign exchange loss (gain)		594,120	(2,722,547)	(399,827)		224,057		(2,749,505)
Total		3,640,327	(215,925)	99,909		288,223		(2,078,856)
Finance costs, net		$ 13,746,884	$ (2,422,558)	$ 3,063,252		$ (729,958)		$ (10,067,497)

[1]	The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the years ended September 30, 2024, 2023 and 2022 was 22.8%, 17% and 16%, respectively.
[2]	On November 1, 2021, the Company amended the convertible loans to increase the discount of the conversion feature to 28% of the Class D-1 preferred shares to be issued. The change in fair value between September 30, 2021, and November 1, 2021, of $6,089,300 was recognized as a gain on revaluation in the consolidated statements of loss. The Company incurred costs for this modification of $124,717.
[3]	On July 6, 2022, all remaining contingent shares were issued (42,594 common shares) to the selling shareholders, for a fair value of $2,215,739, resulting in a gain on revaluation of $1,265,043 recorded in Finance Costs, net in the consolidated statements of loss and comprehensive loss.
[4]	During the year ended September 30, 2022, the Company recorded a net loss on debt extinguishment of $454,092. The terms of the term loan were modified to remove the substantive equity conversion feature. The change was considered a fundamental change to the terms of the credit facility and was accounted for as an extinguishment of the existing term loan and recognition of a new loan. The carrying value of the term loan on November 1, 2021, amounting to $30,000,000 was derecognized and a loss on extinguishment, calculated as the difference between the amount derecognized and the initial measurement of the modified loan recognized at fair value amounting to $30,000,000, including transaction costs of $454,092. The new term loan is designated at amortized cost (Note 15).